Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net

Note 10. Intangible Assets, Net

The following table summarizes intangible assets, net as of March 31, 2023 and December 31, 2022:

	March 31, 2023
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,728	$(20,705)	$128,023
Favorable lease asset	710	(210)	500
Software	957	(488)	469
Intangible assets, net	$150,395	$(21,403)	$128,992

	December 31, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,648	$(18,778)	$129,870
Favorable lease asset	710	(140)	570
Software	919	(473)	446
Intangible assets, net	$150,277	$(19,391)	$130,886

Amortization expense of intangible assets was $2.0 million and $1.7 million for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023, the weighted average useful life for definite-lived intangibles is approximately 20 years.

Note 11. Intangible Assets, Net

The following table summarizes intangible assets, net as of December 31, 2022 and 2021:

	December 31, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,648	$(18,778)	$129,870
Favorable lease asset	710	(140)	570
Software	919	(473)	446
Intangible assets, net	$150,277	$(19,391)	$130,886

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

Amortization expense of intangible assets was $6.8 million, $6.7 million and $5.6 million for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the weighted average useful life for definite-lived intangibles is approximately 20 years.

The estimated amortization expense for intangible assets subject to amortization over the next five years is:

(Thousands)
2023	$7,588
2024	7,465
2025	7,287
2026	7,194
2027	7,194
Thereafter	94,158
Total	$130,886